Leases - Other Information (Details)	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Weighted-average remaining lease term: Operating leases	6 years 4 months 24 days	6 years 8 months 12 days
Weighted-average discount rate: Operating leases	6.50%	6.50%